Loans Receivable - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) Relationship	Dec. 31, 2014 USD ($) Relationship	Dec. 31, 2013 USD ($)
Receivables [Abstract]
Interest income not recognized due to non accrual loans	$ 95,000	$ 1,500,000	$ 4,200,000
Interest on loans included in net income	59,000	1,200,000	$ 1,200,000
Outstanding amount of relationships which agreements included interest reserves	$ 8,800,000	$ 44,700,000
No of residential construction, commercial construction and land development relationships | Relationship	2	9
Amount available to fund interest payments	$ 600,000	$ 1,900,000
Number of relationships with interest reserves on non-accrual status | Relationship	0	0
Interest Reserve in the aggregate on non accrual status of commercial construction relationships	$ 0	$ 0
Additional lending of funds	280,700,000	$ 348,600,000
Loans pledged as collateral on secured borrowings	$ 245,600,000